Contingencies (Details) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018 company product	Jun. 30, 2018 case	Dec. 31, 2018 USD ($) individual application company patent lawsuit demand defendant	Dec. 31, 2018 BRL (R$) individual lawsuit defendant
Loss Contingencies [Line Items]
Number of companies | company	4
Number of generic products | product	1
Dr Reddy's Lab
Loss Contingencies [Line Items]
Claims settled and dismissed | case		2
Adocia S.A
Loss Contingencies [Line Items]
Number of patents | patent			2
Amount of claim | $			$ 1,300.0
Gain contingency, unrecorded amount | $			$ 188.0
Japanese Administrative Proceedings
Loss Contingencies [Line Items]
Number of demands | demand			3
Number of patents | patent			2
United States | Alimta
Loss Contingencies [Line Items]
Number of new application | application			10
Number of defendants | defendant			2	2
Number of companies | company			5
Brazil | Employee Litigation
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit			30	30
Damages awarded, value			$ 130.0	R$ 500.0
Plaintiff Appealing Decision of Court | Brazil | Employee Litigation
Loss Contingencies [Line Items]
Number of similar lawsuits | lawsuit			2	2
Number of individuals | individual			410	410